Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables And Accruals [Abstract]
Accrued research and development expenses	$ 1,739	$ 1,677	$ 2,615
Accrued general and administrative expenses	208	548	110
Other current liabilities	45	190	25
Total	$ 1,992	$ 2,415	$ 2,750